Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	RICK Total Shareholder Return	DJUSRU Total Shareholder Return	Net Income	Free Cash Flow
2023	$1,862,465	$1,900,987	$536,608	$575,130	$296.39	$98.12	$29,100,000	$53,176,000
2022	$3,419,853	$3,329,003	$2,066,195	$1,975,345	$319.02	$129.93	$46,060,000	$58,911,000
2021	$1,545,218	$1,545,218	$504,181	$504,181	$336.19	$88.89	$30,150,000	$36,084,000

Company Selected Measure Name	free cash flow
Named Executive Officers, Footnote	Non-PEO NEOs represent Bradley Chhay and Travis Reese for each of the fiscal years presented.
Peer Group Issuers, Footnote	We selected the Dow Jones U.S. Restaurants & Bars Index as our peer group for the purpose of calculating comparable total shareholder return ("TSR"). Also refer to Item 5 of Annual Report on Form 10-K for the year ended September 30, 2023, for our and our peer group's five-year TSR.
PEO Total Compensation Amount	$ 1,862,465	$ 3,419,853	$ 1,545,218
PEO Actually Paid Compensation Amount	$ 1,900,987	3,329,003	1,545,218
Adjustment To PEO Compensation, Footnote	"Compensation Actually Paid" is computed in the table below, in accordance with Item 402(v) of Regulation S-K.

	2023		2022		2021
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table total	$1,862,465	$536,608	$3,419,853	$2,066,195	$1,545,218	$504,181
Adjustments:
Deduct option awards granted during the year	—	—	(1,568,500)	(1,568,500)	—	—
Add fair value of options granted and vested at the same year	—	—	313,700	313,700	—	—
Add fair value of options granted during the year and remain unvested at year-end	—	—	1,163,950	1,163,950	—	—
Increase (decrease) for change in fair value from prior year-end to current year-end of options granted in prior year	(62,527)	(62,527)	—	—	—	—
Increase (decrease) for change in fair value from prior year-end to current year vesting date of options granted in prior year	101,049	101,049	—	—	—	—
Compensation Actually Paid	$1,900,987	$575,130	$3,329,003	$1,975,345	$1,545,218	$504,181

The mix of compensation paid to our PEO and non-PEO NEOs is mostly cash salary that is fixed, as shown in the Summary Compensation Table above. Except for the stock options granted in fiscal 2022, there had been no stock-based compensation awarded since fiscal 2014. We also currently do not have long-term incentive plans that are based on the Company's stock price or any of our financial measures. As shown in the charts below, the compensation actually paid to our PEO and non-PEO NEOs is not directly aligned with our Company and peer group total shareholder return or with our Company's net income and free cash flow in the fiscal years presented.

Non-PEO NEO Average Total Compensation Amount	$ 536,608	2,066,195	504,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 575,130	1,975,345	504,181
Adjustment to Non-PEO NEO Compensation Footnote	"Compensation Actually Paid" is computed in the table below, in accordance with Item 402(v) of Regulation S-K.

	2023		2022		2021
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table total	$1,862,465	$536,608	$3,419,853	$2,066,195	$1,545,218	$504,181
Adjustments:
Deduct option awards granted during the year	—	—	(1,568,500)	(1,568,500)	—	—
Add fair value of options granted and vested at the same year	—	—	313,700	313,700	—	—
Add fair value of options granted during the year and remain unvested at year-end	—	—	1,163,950	1,163,950	—	—
Increase (decrease) for change in fair value from prior year-end to current year-end of options granted in prior year	(62,527)	(62,527)	—	—	—	—
Increase (decrease) for change in fair value from prior year-end to current year vesting date of options granted in prior year	101,049	101,049	—	—	—	—
Compensation Actually Paid	$1,900,987	$575,130	$3,329,003	$1,975,345	$1,545,218	$504,181

The mix of compensation paid to our PEO and non-PEO NEOs is mostly cash salary that is fixed, as shown in the Summary Compensation Table above. Except for the stock options granted in fiscal 2022, there had been no stock-based compensation awarded since fiscal 2014. We also currently do not have long-term incentive plans that are based on the Company's stock price or any of our financial measures. As shown in the charts below, the compensation actually paid to our PEO and non-PEO NEOs is not directly aligned with our Company and peer group total shareholder return or with our Company's net income and free cash flow in the fiscal years presented.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 296.39	319.02	336.19
Peer Group Total Shareholder Return Amount	98.12	129.93	88.89
Net Income (Loss)	$ 29,100,000	$ 46,060,000	$ 30,150,000
Company Selected Measure Amount	53,176,000	58,911,000	36,084,000
Additional 402(v) Disclosure	We selected free cash flow as our Company-selected measure for this purpose.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,568,500)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,163,950	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,527)	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	313,700	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,049	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,568,500)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,163,950	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,527)	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	313,700	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 101,049	$ 0	$ 0